Revenue from Contracts with Customers (Details) - Schedule of Revenue from the Following Collaboration Agreements - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue from the Following Collaboration Agreements [Abstract]
Redeban S.A.	$ 4,010	$ 3,656	$ 3,106
Éxito Media	2,907	1,153	1,586
Alianza Sura	481	3,588
Moviired S.A.S.	115	40
Compañía de Financiamiento Tuya S.A.			59,050
Total collaboration agreement	$ 7,513	$ 8,437	$ 63,742